Net finance expenses (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Disclosure of finance income and costs recognized in profit or loss explanatory

	For the six month period ended

(in thousands of USD)	June 30, 2024	June 30, 2023

Interest income	13,292	10,945
Change in fair value of fuel derivatives recognized in P&L	—	3,210
Foreign exchange gains	10,124	9,350
Finance income	23,416	23,505

Interest expense on financial liabilities measured at amortized cost	(53,869)	(61,058)
Interest leasing	(198)	(438)
Change in fair value of fuel derivatives recognized in P&L	—	(6,445)
Fair value adjustment on interest rate swaps	—	137
Other financial charges	(5,111)	(5,394)
Foreign exchange losses	(10,218)	(10,451)
Finance expense	(69,396)	(83,649)

Net finance expense recognized in profit or loss	(45,980)	(60,144)